Subsequent Events	12 Months Ended
Jan. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 9. Subsequent Events

On February 6, 2018, the Company issued a convertible promissory note for $150,000 and received proceeds of $142,500. The note bears interest at 8% per year and matures on November 6, 2018. The note is convertible into shares of our common stock at a 45% discount to our lowest trading price over the preceding 20 days with a floor on the conversion price of $0.000055.